Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the six-month periods ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Hong Kong profit tax
Current tax expenses	—	1,539,646	196,136
Deferred tax expenses	1,217,295	89,670	11,424
Total	1,217,295	1,629,316	207,560

Schedule of Effective Tax Rates

The Company’s effective tax rates were as follows:

	For the six-month periods ended June 30,
	2024	2025
Income tax rate in the BVI, permanent tax holiday	0%	0%
Hong Kong statutory income tax rate	16.5%	16.5%
Effect of different tax rates available to different jurisdictions	—	—
Effect of non-taxable income	0.2%	—
Effect of non-deductible expense	—	(0.6)%
Effect of tax loss not recognized	3.2%	—
Effect of valuation allowance	—	(1.5)%
Effective tax rate	19.9%	14.4%

Schedule of Significant Components of Deferred Tax	Significant components of deferred tax were as follows:
	Acceleration of depreciation on property and equipment	Allowance for expected credit losses	Provision for employee benefits	Tax losses	Total
	HK$	HK$	HK$	HK$	HK$
Balance as of January 1, 2024	869,259	—	—	1,201,373	2,070,632
Recognized in the income statement	(56,920)	—	—	(1,160,375)	(1,217,295)
Exchange difference	—	—	—	—	—
Less: valuation allowance	—	—	—	—	—
Balance as of June 30, 2024	812,339	—	—	40,998	853,337

	Acceleration of depreciation on property and equipment	Allowance for expected credit losses	Provision for employee benefits	Tax losses	Total	Total
	HK$	HK$	HK$	HK$	HK$	US$
Balance as of January 1, 2025	826,338	197,559	(173,716)	—	850,181	109,452
Recognized in the income statement	(143,738)	(123,997)	178,065	—	(89,670)	(11,424)
Exchange difference	—	—	—	—	—	(1,145)
Less: valuation allowance	—	—	—	—	—	—
Balance as of June 30, 2025	682,600	73,562	4,349	—	760,511	96,883